Other current assets (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash	$ 7,749	$ 1,829
Prepaid expenses and deposits	10,458	4,048
Commission asset	4,000	3,938
Other	1,964	612
Other current assets	$ 24,171	$ 10,427